Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

January 26, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Interpool, Inc. Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

On behalf of Interpool, Inc., a Delaware corporation (the “Company”), we are transmitting herewith for filing pursuant to the Securities Exchange Act of 1934, a Preliminary Proxy Statement on Schedule 14A relating to a Special Meeting of Stockholders.

Should you have any questions with respect to the filing, please call either Jeffrey S. Lowenthal of this firm at (212) 806-5509 (direct fax (212) 806-2509) or the undersigned at (212) 806-6461 (direct fax (212) 806-7161).

Very truly yours,

/s/ Sahra Dalfen
Sahra Dalfen